Vanguard® 500 Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (10.1%)
	Meta Platforms Inc. Class A	53,448,168	39,251,266
	Alphabet Inc. Class A	143,345,009	34,847,172
	Alphabet Inc. Class C	115,072,687	28,025,953
*	Netflix Inc.	10,472,201	12,555,331
	Walt Disney Co.	44,305,740	5,073,007
	AT&T Inc.	176,197,043	4,975,805
	Verizon Communications Inc.	103,901,170	4,566,456
	T-Mobile US Inc.	11,927,054	2,855,098
	Comcast Corp. Class A	90,746,089	2,851,242
*	Warner Bros Discovery Inc.	61,043,106	1,192,172
	Electronic Arts Inc.	5,547,784	1,118,988
*	Take-Two Interactive Software Inc.	4,272,907	1,103,948
*	Live Nation Entertainment Inc.	3,887,720	635,253
*	Charter Communications Inc. Class A	2,288,357	629,538
*	Trade Desk Inc. Class A	10,982,160	538,236
	Omnicom Group Inc.	4,774,048	389,228
	TKO Group Holdings Inc.	1,699,712	343,274
[1]	Fox Corp. Class A	5,179,934	326,647
	News Corp. Class A	9,429,838	289,590
	Interpublic Group of Cos. Inc.	9,024,981	251,887
	Match Group Inc.	5,928,618	209,399
	Fox Corp. Class B	3,652,936	209,277
[1]	Paramount Skydance Corp. Class B	7,611,286	144,006
	News Corp. Class B	2,929,720	101,222
			142,483,995
Consumer Discretionary (10.5%)
*	Amazon.com Inc.	239,157,416	52,511,794
*	Tesla Inc.	69,149,635	30,752,226
	Home Depot Inc.	24,517,502	9,934,247
	McDonald's Corp.	17,584,846	5,343,859
	Booking Holdings Inc.	797,866	4,307,894
	TJX Cos. Inc.	27,492,374	3,973,748
	Lowe's Cos. Inc.	13,810,146	3,470,628
*	DoorDash Inc. Class A	9,125,378	2,482,011
	Starbucks Corp.	28,011,105	2,369,739
*	O'Reilly Automotive Inc.	20,909,346	2,254,237
	NIKE Inc. Class B	29,276,923	2,041,480
	Royal Caribbean Cruises Ltd.	6,225,253	2,014,367
*	AutoZone Inc.	410,977	1,763,190
	Hilton Worldwide Holdings Inc.	5,796,361	1,503,808
	Marriott International Inc. Class A	5,550,875	1,445,670
	General Motors Co.	23,461,094	1,430,423
*	Chipotle Mexican Grill Inc.	33,041,745	1,294,906
*	Airbnb Inc. Class A	10,572,068	1,283,660
	Ross Stores Inc.	8,059,707	1,228,219
	DR Horton Inc.	6,831,692	1,157,767
	Ford Motor Co.	96,326,816	1,152,069
	Yum! Brands Inc.	6,838,599	1,039,467
	eBay Inc.	11,260,996	1,024,187
	Garmin Ltd.	4,033,476	993,122
*	Carnival Corp.	26,760,419	773,644
	Tractor Supply Co.	13,058,339	742,628
	Lennar Corp. Class A	5,608,693	706,920
	PulteGroup Inc.	4,862,065	642,425
	Expedia Group Inc.	2,911,529	622,339
*	Ulta Beauty Inc.	1,107,923	605,757
	Williams-Sonoma Inc.	3,031,415	592,490
*	NVR Inc.	72,397	581,685
	Tapestry Inc.	5,129,019	580,707

		Shares	Market Value ($000)
	Darden Restaurants Inc.	2,882,806	548,771
*	Lululemon Athletica Inc.	2,688,089	478,292
	Genuine Parts Co.	3,428,390	475,175
*	Aptiv plc	5,365,311	462,597
	Las Vegas Sands Corp.	7,607,490	409,207
*	Deckers Outdoor Corp.	3,654,969	370,504
	Best Buy Co. Inc.	4,844,081	366,309
	Domino's Pizza Inc.	770,318	332,554
	Ralph Lauren Corp.	954,135	299,178
*	Norwegian Cruise Line Holdings Ltd.	11,136,896	274,302
	Wynn Resorts Ltd.	2,079,197	266,699
	Pool Corp.	808,225	250,606
	Hasbro Inc.	3,282,710	248,993
	LKQ Corp.	6,340,815	193,648
*	MGM Resorts International	5,030,172	174,346
*	CarMax Inc.	3,698,906	165,970
*	Mohawk Industries Inc.	1,285,290	165,700
			148,104,164
Consumer Staples (4.9%)
	Walmart Inc.	108,171,583	11,148,163
	Costco Wholesale Corp.	10,929,328	10,116,514
	Procter & Gamble Co.	57,720,639	8,868,776
	Coca-Cola Co.	95,447,243	6,330,061
	Philip Morris International Inc.	38,358,736	6,221,787
	PepsiCo Inc.	33,736,387	4,737,938
	Altria Group Inc.	41,396,738	2,734,668
	Mondelez International Inc. Class A	31,886,487	1,991,949
	Colgate-Palmolive Co.	19,915,706	1,592,061
*	Monster Beverage Corp.	17,566,567	1,182,406
	Kimberly-Clark Corp.	8,176,551	1,016,672
	Target Corp.	11,197,444	1,004,411
	Sysco Corp.	11,764,722	968,707
	Kroger Co.	13,987,830	942,920
	Keurig Dr Pepper Inc.	33,474,516	853,935
	Kenvue Inc.	47,289,734	767,512
	Archer-Daniels-Midland Co.	11,840,731	707,365
	Hershey Co.	3,649,575	682,653
	General Mills Inc.	13,173,888	664,227
	Dollar General Corp.	5,423,452	560,514
	Kraft Heinz Co.	20,999,152	546,818
	Kellanova	6,626,339	543,492
	Church & Dwight Co. Inc.	6,001,655	525,925
	Estee Lauder Cos. Inc. Class A	5,771,871	508,617
	Constellation Brands Inc. Class A	3,517,968	473,765
*	Dollar Tree Inc.	4,783,086	451,380
	McCormick & Co. Inc.	6,236,120	417,259
	Tyson Foods Inc. Class A	7,041,471	382,352
	Clorox Co.	3,013,898	371,614
	J M Smucker Co.	2,628,213	285,424
	Bunge Global SA	3,451,458	280,431
	Conagra Brands Inc.	11,805,290	216,155
	Lamb Weston Holdings Inc.	3,432,814	199,378
	Molson Coors Beverage Co. Class B	4,173,187	188,837
	Hormel Foods Corp.	7,182,928	177,706
	Campbell's Co.	4,848,878	153,128
	Brown-Forman Corp. Class B	4,339,496	117,513
			68,933,033
Energy (2.9%)
	Exxon Mobil Corp.	105,049,274	11,844,306
	Chevron Corp.	47,427,213	7,364,972
	ConocoPhillips	30,775,419	2,911,047
	Williams Cos. Inc.	30,092,078	1,906,333
	EOG Resources Inc.	13,454,460	1,508,514
	Marathon Petroleum Corp.	7,491,030	1,443,821
	Kinder Morgan Inc.	48,189,066	1,364,232
	Phillips 66	9,957,771	1,354,456
	Valero Energy Corp.	7,653,979	1,303,166
	Schlumberger NV	36,763,455	1,263,560
	Baker Hughes Co.	24,294,777	1,183,641

		Shares	Market Value ($000)
	ONEOK Inc.	15,519,828	1,132,482
	Targa Resources Corp.	5,302,255	888,340
	EQT Corp.	15,382,301	837,259
	Occidental Petroleum Corp.	17,711,486	836,868
	Diamondback Energy Inc.	4,635,977	663,408
	Expand Energy Corp.	5,871,863	623,827
	Devon Energy Corp.	15,641,532	548,392
	Halliburton Co.	21,007,902	516,794
	Coterra Energy Inc.	18,806,472	444,773
	Texas Pacific Land Corp.	476,374	444,762
	APA Corp.	8,816,794	214,072
			40,599,025
Financials (13.3%)
*	Berkshire Hathaway Inc. Class B	45,186,901	22,717,263
	JPMorgan Chase & Co.	65,356,751	20,615,480
	Visa Inc. Class A	40,858,773	13,948,368
	Mastercard Inc. Class A	20,344,780	11,572,314
	Bank of America Corp.	152,763,853	7,881,087
	Wells Fargo & Co.	78,931,809	6,616,064
	Goldman Sachs Group Inc.	7,044,144	5,609,604
	Morgan Stanley	29,892,236	4,751,670
	American Express Co.	13,374,250	4,442,391
	Citigroup Inc.	40,809,236	4,142,137
	Blackrock Inc.	3,548,348	4,136,912
	Charles Schwab Corp.	42,048,536	4,014,374
	S&P Global Inc.	7,700,856	3,748,084
	Progressive Corp.	14,445,089	3,567,215
	Capital One Financial Corp.	15,759,400	3,350,133
	Blackstone Inc.	18,165,653	3,103,602
*	Robinhood Markets Inc. Class A	19,067,731	2,730,118
	Chubb Ltd.	9,136,185	2,578,688
	Marsh & McLennan Cos. Inc.	12,115,739	2,441,685
	CME Group Inc.	8,880,336	2,399,378
	Intercontinental Exchange Inc.	14,106,143	2,376,603
	KKR & Co. Inc.	16,906,426	2,196,990
	Arthur J Gallagher & Co.	6,317,699	1,956,844
	PNC Financial Services Group Inc.	9,704,204	1,949,866
	Aon plc Class A (XNYS)	5,313,942	1,894,845
	Bank of New York Mellon Corp.	17,376,914	1,893,389
*	Coinbase Global Inc. Class A	5,575,201	1,881,575
	US Bancorp	38,347,993	1,853,358
	Moody's Corp.	3,800,831	1,811,020
*	Fiserv Inc.	13,394,646	1,726,972
*	PayPal Holdings Inc.	23,540,861	1,578,650
	Travelers Cos. Inc.	5,546,962	1,548,823
	Apollo Global Management Inc.	11,339,914	1,511,270
	Truist Financial Corp.	31,771,906	1,452,612
	Allstate Corp.	6,492,862	1,393,693
	Aflac Inc.	11,859,784	1,324,738
	Ameriprise Financial Inc.	2,323,653	1,141,494
	MetLife Inc.	13,765,729	1,133,883
	MSCI Inc.	1,906,001	1,081,484
	American International Group Inc.	13,648,945	1,071,988
	Nasdaq Inc.	11,176,659	988,575
*	Block Inc. (XNYS)	13,542,113	978,688
	Hartford Insurance Group Inc.	6,927,630	924,077
	Prudential Financial Inc.	8,673,251	899,763
	Fidelity National Information Services Inc.	12,871,576	848,752
	Arch Capital Group Ltd.	9,159,321	831,025
	Willis Towers Watson plc	2,404,131	830,507
	State Street Corp.	6,991,718	811,109
	M&T Bank Corp.	3,850,673	760,970
	Interactive Brokers Group Inc. Class A	10,973,130	755,061
	Raymond James Financial Inc.	4,371,816	754,575
	Fifth Third Bancorp	16,310,019	726,611
	Brown & Brown Inc.	7,221,874	677,340
	Synchrony Financial	9,167,571	651,356
	Northern Trust Corp.	4,712,844	634,349
	Cboe Global Markets Inc.	2,577,869	632,222

		Shares	Market Value ($000)
	Huntington Bancshares Inc.	36,123,844	623,859
	Cincinnati Financial Corp.	3,853,972	609,313
	Regions Financial Corp.	21,988,397	579,834
	W R Berkley Corp.	7,383,258	565,705
	Citizens Financial Group Inc.	10,629,773	565,079
	T Rowe Price Group Inc.	5,414,391	555,733
*	Corpay Inc.	1,740,181	501,277
	KeyCorp	22,959,666	429,116
	Loews Corp.	4,190,549	420,689
	Principal Financial Group Inc.	4,993,973	414,050
	Global Payments Inc.	4,524,021	375,856
	Everest Group Ltd.	1,033,918	362,109
	Globe Life Inc.	1,995,670	285,321
	Assurant Inc.	1,242,257	269,073
	Jack Henry & Associates Inc.	1,793,357	267,085
	FactSet Research Systems Inc.	932,201	267,066
	Invesco Ltd.	10,989,797	252,106
	Erie Indemnity Co. Class A	625,552	199,026
	Franklin Resources Inc.	7,549,258	174,614
			187,568,555
Health Care (8.9%)
	Eli Lilly & Co.	19,592,726	14,949,250
	Johnson & Johnson	59,348,623	11,004,422
	AbbVie Inc.	43,531,819	10,079,357
	UnitedHealth Group Inc.	22,317,306	7,706,166
	Abbott Laboratories	42,888,493	5,744,485
	Merck & Co. Inc.	61,548,293	5,165,748
	Thermo Fisher Scientific Inc.	9,304,766	4,512,998
*	Intuitive Surgical Inc.	8,832,699	3,950,248
	Amgen Inc.	13,266,267	3,743,741
	Pfizer Inc.	140,105,799	3,569,896
*	Boston Scientific Corp.	36,514,073	3,564,869
	Gilead Sciences Inc.	30,576,147	3,393,952
	Stryker Corp.	8,478,177	3,134,128
	Danaher Corp.	15,703,770	3,113,429
	Medtronic plc	31,573,495	3,007,060
*	Vertex Pharmaceuticals Inc.	6,317,814	2,474,309
	McKesson Corp.	3,066,063	2,368,656
	CVS Health Corp.	31,254,359	2,356,266
	Bristol-Myers Squibb Co.	50,158,186	2,262,134
	Cigna Group	6,577,622	1,896,000
	Elevance Health Inc.	5,548,161	1,792,722
	HCA Healthcare Inc.	4,035,033	1,719,731
	Zoetis Inc.	10,921,336	1,598,010
	Cencora Inc.	4,781,231	1,494,278
	Regeneron Pharmaceuticals Inc.	2,511,101	1,411,917
	Becton Dickinson & Co.	7,063,338	1,322,045
*	IDEXX Laboratories Inc.	1,970,372	1,258,851
*	Edwards Lifesciences Corp.	14,467,692	1,125,152
	ResMed Inc.	3,608,771	987,829
	Cardinal Health Inc.	5,884,987	923,708
	Agilent Technologies Inc.	7,001,070	898,587
	GE HealthCare Technologies Inc.	11,250,477	844,911
*	IQVIA Holdings Inc.	4,189,250	795,706
	Humana Inc.	2,964,390	771,245
*	Dexcom Inc.	9,662,884	650,215
*	Mettler-Toledo International Inc.	506,314	621,556
	STERIS plc	2,425,830	600,247
	Labcorp Holdings Inc.	2,048,365	588,004
*	Insulet Corp.	1,734,576	535,516
	Quest Diagnostics Inc.	2,756,050	525,248
*	Biogen Inc.	3,613,931	506,239
	Zimmer Biomet Holdings Inc.	4,882,160	480,893
	West Pharmaceutical Services Inc.	1,773,077	465,131
*	Waters Corp.	1,466,989	439,818
*	Centene Corp.	11,491,816	410,028
*	Hologic Inc.	5,480,882	369,905
*	Incyte Corp.	4,042,745	342,865
*	Cooper Cos. Inc.	4,915,874	337,032

		Shares	Market Value ($000)
	Baxter International Inc.	12,657,604	288,214
	Viatris Inc.	28,728,579	284,413
	Universal Health Services Inc. Class B	1,390,073	284,187
*	Solventum Corp.	3,631,098	265,070
*	Molina Healthcare Inc.	1,334,502	255,370
	Revvity Inc.	2,860,561	250,728
*	Moderna Inc.	8,534,759	220,453
	Bio-Techne Corp.	3,863,884	214,948
*	Align Technology Inc.	1,661,654	208,072
*	Charles River Laboratories International Inc.	1,213,512	189,866
*	Henry Schein Inc.	2,536,588	168,353
*	DaVita Inc.	879,400	116,846
*,2	ABIOMED Inc. CVR	180	—
			124,561,023
Industrials (8.3%)
	General Electric Co.	26,129,688	7,860,333
	RTX Corp.	32,986,107	5,519,565
	Caterpillar Inc.	11,544,654	5,508,532
*	Uber Technologies Inc.	51,387,960	5,034,478
	GE Vernova Inc.	6,708,802	4,125,242
*	Boeing Co.	18,633,083	4,021,578
	Eaton Corp. plc	9,592,495	3,589,991
	Union Pacific Corp.	14,612,428	3,453,940
	Honeywell International Inc.	15,644,063	3,293,075
	Automatic Data Processing Inc.	9,981,155	2,929,469
	Deere & Co.	6,206,400	2,837,938
	Lockheed Martin Corp.	5,063,321	2,527,661
	Parker-Hannifin Corp.	3,149,443	2,387,750
	Trane Technologies plc	5,483,279	2,313,724
	General Dynamics Corp.	6,221,718	2,121,606
	3M Co.	13,125,171	2,036,764
	Northrop Grumman Corp.	3,316,895	2,021,050
	Waste Management Inc.	9,132,833	2,016,804
	Howmet Aerospace Inc.	9,933,105	1,949,173
	TransDigm Group Inc.	1,389,127	1,830,897
	Emerson Electric Co.	13,867,974	1,819,201
	Johnson Controls International plc	16,125,640	1,773,014
	Cintas Corp.	8,441,147	1,732,630
	Illinois Tool Works Inc.	6,537,645	1,704,756
	Norfolk Southern Corp.	5,529,413	1,661,091
	CSX Corp.	45,937,849	1,631,253
	Quanta Services Inc.	3,672,379	1,521,907
	United Parcel Service Inc. Class B (XNYS)	18,138,396	1,515,100
	United Rentals Inc.	1,585,894	1,513,990
	Cummins Inc.	3,395,753	1,434,264
	L3Harris Technologies Inc.	4,611,190	1,408,304
*	Axon Enterprise Inc.	1,935,531	1,389,015
	Fastenal Co.	28,280,494	1,386,875
	PACCAR Inc.	12,940,749	1,272,334
	FedEx Corp.	5,348,398	1,261,206
	Carrier Global Corp.	19,714,205	1,176,938
	Republic Services Inc.	5,000,030	1,147,407
	AMETEK Inc.	5,691,461	1,069,995
	WW Grainger Inc.	1,084,041	1,033,048
	Paychex Inc.	7,990,637	1,012,893
*	Copart Inc.	21,922,220	985,842
	Rockwell Automation Inc.	2,770,970	968,537
	Delta Air Lines Inc.	15,982,054	906,982
	Xylem Inc.	5,997,110	884,574
	Otis Worldwide Corp.	9,670,375	884,162
	Verisk Analytics Inc.	3,441,948	865,684
	Westinghouse Air Brake Technologies Corp.	4,212,885	844,557
	Equifax Inc.	3,051,113	782,702
*	United Airlines Holdings Inc.	7,977,729	769,851
	Ingersoll Rand Inc. (XYNS)	8,907,229	735,915
	EMCOR Group Inc.	1,103,256	716,609
	Broadridge Financial Solutions Inc.	2,885,199	687,168
	Veralto Corp.	6,114,971	651,917
	Old Dominion Freight Line Inc.	4,557,165	641,558

		Shares	Market Value ($000)
	Leidos Holdings Inc.	3,160,443	597,197
	Hubbell Inc.	1,310,383	563,871
	Dover Corp.	3,379,187	563,750
	Pentair plc	4,039,597	447,426
	Snap-on Inc.	1,285,600	445,499
	Jacobs Solutions Inc.	2,945,784	441,455
	Lennox International Inc.	786,552	416,369
	Southwest Airlines Co.	12,936,092	412,791
	Expeditors International of Washington Inc.	3,343,328	409,859
	Fortive Corp.	8,337,509	408,455
	Rollins Inc.	6,926,240	406,847
	CH Robinson Worldwide Inc.	2,909,602	385,231
	Allegion plc	2,115,935	375,261
	Textron Inc.	4,390,981	370,994
	Masco Corp.	5,159,936	363,208
*	Builders FirstSource Inc.	2,723,607	330,237
	IDEX Corp.	1,856,112	302,101
	Nordson Corp.	1,323,642	300,401
	Stanley Black & Decker Inc.	3,813,681	283,471
	Huntington Ingalls Industries Inc.	965,769	278,055
*	Dayforce Inc.	3,935,335	271,105
	Paycom Software Inc.	1,235,221	257,099
	JB Hunt Transport Services Inc.	1,883,330	252,686
*	Generac Holdings Inc.	1,445,368	241,955
	A O Smith Corp.	2,815,148	206,660
			116,502,832
Information Technology (34.7%)
	NVIDIA Corp.	601,277,005	112,186,264
	Microsoft Corp.	183,172,698	94,874,299
	Apple Inc.	365,699,600	93,118,089
	Broadcom Inc.	115,906,278	38,238,640
	Oracle Corp.	40,843,242	11,486,753
*	Palantir Technologies Inc. Class A	56,043,699	10,223,492
	Cisco Systems Inc.	97,581,875	6,676,552
	International Business Machines Corp.	22,954,597	6,476,869
*	Advanced Micro Devices Inc.	39,990,948	6,470,135
	Salesforce Inc.	23,558,420	5,583,346
*	AppLovin Corp. Class A	6,669,047	4,791,977
*	ServiceNow Inc.	5,125,856	4,717,223
	Intuit Inc.	6,873,913	4,694,264
	Micron Technology Inc.	27,578,695	4,614,467
	QUALCOMM Inc.	26,575,498	4,421,100
	Lam Research Corp.	31,185,650	4,175,759
	Texas Instruments Inc.	22,403,039	4,116,110
	Applied Materials Inc.	19,774,071	4,048,543
	Accenture plc Class A	15,347,159	3,784,609
	Amphenol Corp. Class A	30,087,380	3,723,313
*	Arista Networks Inc.	25,397,956	3,700,736
*	Adobe Inc.	10,453,749	3,687,560
*	Intel Corp.	107,861,387	3,618,750
	KLA Corp.	3,250,680	3,506,183
*	Palo Alto Networks Inc.	16,460,367	3,351,660
*	Crowdstrike Holdings Inc. Class A	6,142,609	3,012,213
	Analog Devices Inc.	12,228,132	3,004,452
*	Cadence Design Systems Inc.	6,715,484	2,358,881
*	Synopsys Inc.	4,559,580	2,249,651
	Motorola Solutions Inc.	4,105,305	1,877,315
*	Autodesk Inc.	5,272,596	1,674,946
	TE Connectivity plc	7,280,412	1,598,269
	Corning Inc.	19,210,341	1,575,824
	NXP Semiconductors NV	6,212,635	1,414,803
*	Fortinet Inc.	16,053,632	1,349,789
	Roper Technologies Inc.	2,651,889	1,322,471
*	Workday Inc. Class A	5,322,822	1,281,363
	Seagate Technology Holdings plc	5,241,801	1,237,380
*	Datadog Inc. Class A	7,966,600	1,134,444
	Monolithic Power Systems Inc.	1,179,960	1,086,318
	Dell Technologies Inc. Class C	7,471,368	1,059,216
	Western Digital Corp.	8,549,942	1,026,506

		Shares	Market Value ($000)
*	Fair Isaac Corp.	592,276	886,359
	Microchip Technology Inc.	13,299,817	854,114
	Cognizant Technology Solutions Corp. Class A	12,033,761	807,104
	Hewlett Packard Enterprise Co.	32,336,545	794,186
*	Keysight Technologies Inc.	4,241,754	741,968
*	Teledyne Technologies Inc.	1,154,398	676,523
	HP Inc.	23,145,358	630,248
*	PTC Inc.	2,952,782	599,474
*	Super Micro Computer Inc. (XNGS)	12,352,010	592,155
*	First Solar Inc.	2,642,587	582,770
	VeriSign Inc.	2,070,722	578,912
	Jabil Inc.	2,644,431	574,291
	NetApp Inc.	4,770,137	565,070
*	Tyler Technologies Inc.	1,065,102	557,219
	Teradyne Inc.	3,919,633	539,498
	CDW Corp.	3,230,054	514,483
*	ON Semiconductor Corp.	10,077,057	496,900
*	Gartner Inc.	1,866,963	490,769
*	Trimble Inc.	5,864,060	478,801
*	GoDaddy Inc. Class A	3,411,489	466,794
*	F5 Inc.	1,416,419	457,772
	Gen Digital Inc. (XNGS)	13,812,660	392,141
*	Zebra Technologies Corp. Class A	1,252,062	372,063
	Skyworks Solutions Inc.	3,657,141	281,527
*	Akamai Technologies Inc.	3,531,857	267,573
*	EPAM Systems Inc.	1,372,585	206,972
			488,956,220
Materials (1.8%)
	Linde plc	11,555,663	5,488,940
	Newmont Corp. (XNYS)	27,065,961	2,281,931
	Sherwin-Williams Co.	5,715,524	1,979,057
	Ecolab Inc.	6,290,307	1,722,663
	Air Products & Chemicals Inc.	5,484,208	1,495,653
	Freeport-McMoRan Inc.	35,379,931	1,387,601
	Corteva Inc.	16,733,756	1,131,704
	Vulcan Materials Co.	3,254,803	1,001,243
	Martin Marietta Materials Inc.	1,486,802	937,102
	DuPont de Nemours Inc.	10,317,925	803,766
	Nucor Corp.	5,655,890	765,977
	International Paper Co.	13,011,117	603,716
	PPG Industries Inc.	5,561,321	584,550
	Smurfit WestRock plc	12,869,702	547,863
	Packaging Corp. of America	2,202,549	480,002
	Steel Dynamics Inc.	3,410,678	475,551
	Amcor plc	56,810,608	464,711
	Dow Inc.	17,467,837	400,538
	International Flavors & Fragrances Inc.	6,315,768	388,672
	CF Industries Holdings Inc.	3,990,482	357,946
	Ball Corp.	6,706,305	338,132
	Avery Dennison Corp.	1,921,775	311,654
	LyondellBasell Industries NV Class A	6,341,350	310,980
	Mosaic Co.	7,822,040	271,268
	Albemarle Corp.	2,899,193	235,067
	Eastman Chemical Co.	2,829,572	178,405
			24,944,692
Real Estate (1.9%)
	Welltower Inc.	16,489,160	2,937,379
	Prologis Inc.	22,869,708	2,619,039
	American Tower Corp.	11,538,866	2,219,155
	Equinix Inc.	2,412,725	1,889,743
	Simon Property Group Inc.	8,048,228	1,510,411
	Realty Income Corp.	22,532,561	1,369,754
	Digital Realty Trust Inc.	7,901,202	1,365,960
*	CBRE Group Inc. Class A	7,222,147	1,137,922
	Public Storage	3,890,030	1,123,635
	Crown Castle Inc.	10,731,529	1,035,485
*	CoStar Group Inc.	10,440,304	880,848
	Ventas Inc.	11,200,821	783,945
	VICI Properties Inc.	23,949,725	781,001

		Shares	Market Value ($000)
	Iron Mountain Inc.	7,277,089	741,826
	Extra Space Storage Inc.	5,231,070	737,267
	AvalonBay Communities Inc.	3,504,765	677,015
	Equity Residential	8,563,598	554,322
	SBA Communications Corp.	2,645,951	511,595
	Weyerhaeuser Co.	17,780,174	440,771
	Essex Property Trust Inc.	1,588,147	425,083
	Invitation Homes Inc.	13,896,552	407,586
	Mid-America Apartment Communities Inc.	2,883,723	402,943
	Kimco Realty Corp.	16,689,053	364,656
	Healthpeak Properties Inc.	17,124,957	327,943
	Alexandria Real Estate Equities Inc.	3,835,876	319,682
	Regency Centers Corp.	4,026,691	293,546
	Camden Property Trust	2,632,585	281,107
	UDR Inc.	7,430,604	276,864
	BXP Inc.	3,629,382	269,808
	Host Hotels & Resorts Inc.	15,748,612	268,041
	Federal Realty Investment Trust	1,935,013	196,036
			27,150,368
Utilities (2.4%)
	NextEra Energy Inc.	50,747,276	3,830,912
	Southern Co.	27,108,249	2,569,049
	Constellation Energy Corp.	7,698,489	2,533,342
	Duke Energy Corp.	19,163,703	2,371,508
	Vistra Corp.	7,844,474	1,536,889
	American Electric Power Co. Inc.	13,178,504	1,482,582
	Sempra	16,077,682	1,446,670
	Dominion Energy Inc.	21,030,217	1,286,418
	Xcel Energy Inc.	14,577,080	1,175,641
	Exelon Corp.	24,888,659	1,120,239
	Public Service Enterprise Group Inc.	12,299,472	1,026,514
	Entergy Corp.	11,001,033	1,025,186
	WEC Energy Group Inc.	7,931,524	908,873
	Consolidated Edison Inc.	8,887,311	893,352
	PG&E Corp.	54,159,645	816,727
	NRG Energy Inc.	4,766,398	771,918
	DTE Energy Co.	5,115,321	723,460
	Ameren Corp.	6,663,248	695,510
	PPL Corp.	18,223,757	677,195
	Atmos Energy Corp.	3,956,496	675,572
	American Water Works Co. Inc.	4,806,580	669,028
	Eversource Energy	9,145,872	650,637
	CenterPoint Energy Inc.	16,087,671	624,202
	FirstEnergy Corp.	12,806,539	586,796
	CMS Energy Corp.	7,375,524	540,331
	Edison International	9,482,517	524,193
	NiSource Inc.	11,602,947	502,408
	Evergy Inc.	5,671,801	431,170
	Alliant Energy Corp.	6,332,558	426,878
	Pinnacle West Capital Corp.	2,943,552	263,919
	AES Corp.	17,545,873	230,904
			33,018,023
Total Common Stocks (Cost $912,445,571)			1,402,821,930
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 4.180% (Cost $6,094,706)	60,949,320	6,094,932
Total Investments (100.1%) (Cost $918,540,277)			1,408,916,862
Other Assets and Liabilities—Net (-0.1%)			(1,607,636)
Net Assets (100%)			1,407,309,226
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,961.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $11,485 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	5,053	1,702,545	11,541

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	1/30/2026	CITNA	185,724	(4.986)	—	(403)
Bank of America Corp.	1/30/2026	CITNA	175,406	(5.078)	246	—
Bank of America Corp.	1/30/2026	CITNA	159,929	(5.078)	225	—
Bank of America Corp.	1/30/2026	CITNA	154,770	(5.078)	217	—
Bank of America Corp.	1/30/2026	CITNA	108,339	(5.078)	152	—
Citigroup Inc.	8/31/2026	BANA	108,503	(4.978)	—	(414)
Citigroup Inc.	8/31/2026	BANA	101,500	(4.978)	—	(387)
Citigroup Inc.	8/31/2026	BANA	91,350	(4.978)	—	(348)
Citigroup Inc.	8/31/2026	BANA	58,362	(4.978)	—	(223)
Citigroup Inc.	8/31/2026	BANA	25,984	(4.978)	—	(99)
Citigroup Inc.	8/31/2026	BANA	25,375	(5.078)	—	(99)
Citigroup Inc.	8/31/2027	BANA	50,750	(4.878)	—	(190)
Global Payments Inc.	8/31/2026	BANA	113,820	(4.928)	—	(140)
Global Payments Inc.	8/31/2026	BANA	7,062	(4.922)	—	(15)
Goldman Sachs Group Inc.	8/31/2027	BANA	329,689	(4.928)	—	(1,225)
JPMorgan Chase & Co.	8/31/2026	BANA	315,430	(4.928)	—	(1,196)
JPMorgan Chase & Co.	8/31/2026	BANA	94,629	(4.928)	—	(359)
JPMorgan Chase & Co.	8/31/2027	BANA	346,973	(4.878)	—	(1,303)
Kroger Co.	1/30/2026	GSI	67,410	(4.122)	—	(118)
NetApp Inc.	8/31/2026	BANA	11,846	(4.928)	—	(45)
NetApp Inc.	8/31/2026	BANA	7,108	(4.878)	—	(27)
VICI Properties Inc.	8/31/2026	BANA	75,981	(4.928)	736	—
Visa Inc. Class A	8/31/2026	BANA	170,690	(3.990)	—	(37)
Visa Inc. Class A	8/31/2026	BANA	85,345	(4.228)	—	(152)
Visa Inc. Class A	8/31/2026	BANA	85,345	(4.228)	—	(299)
					1,576	(7,079)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $101,040 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,402,821,930	—	—	1,402,821,930
Temporary Cash Investments	6,094,932	—	—	6,094,932
Total	1,408,916,862	—	—	1,408,916,862
Derivative Financial Instruments
Assets
Futures Contracts[1]	11,541	—	—	11,541
Swap Contracts	—	1,576	—	1,576
Total	11,541	1,576	—	13,117
Liabilities
Swap Contracts	—	(7,079)	—	(7,079)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.